Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of classes of share capital [abstract]
Arising from issuance of ordinary shares	$ 21,553,853	$ 727,188	$ 5,844,397
Arising from conversion of bond payable	1,930,066	65,117
Arising from the difference between consideration received and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	7,176,958	242,137	7,176,958
Arising from changes in percentage of ownership interest in subsidiaries	6,084,895	205,293	6,134,228
Arising from treasury share transactions	1,151,345	38,844	950,368
Arising from exercised employee share options	1,089,178	36,747	630,411
Arising from expired employee share options	223,454	7,539	3,626
Arising from share of changes in capital surplus of associates	83,733	2,825	82,243
Arising from employee share options	960,888	32,419	1,230,247
Arising from equity component of convertible bonds	214,022	7,221	214,022
Others	155,936	5,261
Capital surplus	$ 40,624,328	$ 1,370,591	$ 22,266,500